Intangible assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated percentage of selling costs	0.015
Impairment loss recognised for intangible assets and goodwill	$ 206,000,000	$ 5,000,000
Revenue growth rate (up to)	6.00%
Discount rate	8.30%
All Other Segments Excluding Graham Packaging
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised for intangible assets and goodwill	$ 0
Graham Packaging
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of goodwill	206,000,000
Recoverable amount	$ 2,900,000,000
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Earnings multiple	7.5
Estimated percentage of selling costs	0.01
Royalty rate	0.01
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Earnings multiple	10
Estimated percentage of selling costs	0.015
Royalty rate	0.07